CONSOLIDATED CASH FLOW STATEMENTS - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities
Loss before tax	£ (45,856)	£ (36,041)	£ (22,870)
Depreciation charges	411	476	452
Amortization charges	16	20	30
Charge for the year in respect of share-based payments	8,632	4,395	584
Net foreign exchange loss	305	4,864
Gain on derivative financial instrument		(1,492)
Finance and other expenses	52	323	163
Finance and other income	(10)	(129)	(27)
(Gain)/loss on disposal of property, plant and equipment		(3)	2
Revaluation of trade and other receivables related to contract liabilities		(4,864)
(Increase)/decrease in trade and other receivables	27,483	(29,302)	(4)
Increase in other current assets	(904)	(3,731)	(4)
Decrease in derivative financial instrument	1,492
Decrease/(increase) in current financial assets at amortized cost – other		1	42
Increase in trade and other payables	2,405	1,303	3,058
Increase in contract liabilities	8,369	50,386	17,993
Cash generated/(spent) on operations	2,395	(13,794)	(581)
R&D tax credits received	4,411	3,018	2,308
Net cash (outflow)/inflow from operating activities	6,806	(10,776)	1,727
Cash flow from investing activities
Redemption/(purchase) of financial assets at amortized cost – term deposits	10,000	10,000	(15,000)
Interest received/(paid)	10	129	(6)
Purchase of property, plant and equipment	(1,311)	(511)	(9)
Purchase of intangible assets	(23)	(3)
Proceeds from sale of property, plant and equipment		3
Net cash inflow/(outflow) from investing activities	8,676	9,618	(15,015)
Cash flow from financing activities
Repayment of lease liabilities	(211)	(402)
Proceeds from issue of share capital	30,922	15,830	5,273
Net cash inflow from financing activities	30,711	15,428	5,273
Increase/(decrease) in cash and cash equivalents	46,193	14,270	(8,015)
Cash and cash equivalents at start of year	27,449	13,515	21,494
Effect of exchange rate fluctuations on cash and cash equivalents held	(105)	(336)	36
Cash and cash equivalents at end of year	£ 73,537	£ 27,449	£ 13,515